MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3:-MARKETABLE SECURITIES

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2021 and 2022:

	December 31, 2021
	Amortized cost	Gross unrealized losses *)	Gross unrealized gains	Fair value

Corporate debentures	$453,927	$(1,493)	$881	$453,315
Government debentures	47,450	(254)	84	47,280

Total	$501,377	$(1,747)	$965	$500,595

*) Out of the total unrealized losses, an amount of $16 has been in a continuous unrealized loss position for twelve months or longer.

	December 31, 2022
	Amortized cost	Gross unrealized losses*)	Gross unrealized gains	Fair value

Corporate debentures	$414,278	$(12,223)	$111	$402,166
Government debentures	128,686	(2,006)	3	126,683

Total	$542,964	$(14,229)	$114	$528,849

*) Out of the total unrealized losses, an amount of $8,450 has been in a continuous unrealized loss position for twelve months or longer.

The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2021 and 2022, by contractual years-to maturity:

	December 31,
	2021		2022
	Amortized cost	Fair value	Amortized cost	Fair value

Due within one year	$199,883	$199,933	$304,597	$301,101
Due between one and five years	301,494	300,662	238,367	227,748

	$501,377	$500,595	$542,964	$528,849